UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21050

          BlackRock New Jersey Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New Jersey Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:      888-825-2257

Date of fiscal year end:      August 31, 2007
Date of reporting period:      November 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
NOVEMBER 30, 2006
BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		LONG-TERM INVESTMENTS—153.0%
		Multi-State—6.1%
Baa1	$ 2,000[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$2,330,620
		New Jersey—128.0%
AAA	500	Bernards Twnshp. Sch. Dist., GO, 4.00%, 7/15/29, FSA	07/16 @ 100	502,535
		City of Vineland, Elec., Pwr. & Lt. Impvts. Ad Valorem Ppty. Tax GO,
AAA	1,000	5.30%, 5/15/29, MBIA, AMT	05/10 @ 101	1,047,990
AAA	1,500	5.375%, 5/15/32, MBIA, AMT	05/10 @ 101	1,576,575
		Econ. Dev. Auth.,
BBB	2,000	Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/34	06/14 @ 100	2,172,060
NR	150	Hlth., Hops. & Nursing Home Impvts. RB, First Mtg. Lions Gate Proj., Ser. A, 5.75%,
		1/01/25	01/13 @ 102	156,186
NR	265	Hlth., Hosp. & Nursing Home Impvts. RB, First Mtg. Lions Gate Proj., Ser. A, 5.875%,
		1/01/37	01/13 @ 102	277,259
BBB-	2,500	Hlth., Hosp. & Nursing Home Impvts. RB, Winchester Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	2,745,475
BBB-	2,000	Local Hsg. RB, Fellowship Vlg. Inc. Proj., Ser. A, 5.50%, 1/01/25	01/08 @ 102	2,043,640
Aaa	1,710	Local Hsg. RB, Victoria Hlth. Corp. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	1,842,576
B	2,335	Port, Arpt. & Marina Impvts. RB, Continental Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	2,490,114
NR	470	Retirement Cmnty. RB, Seabrook Vlg. Fac. Inc., Proj., 5.25%, 11/15/36	11/16 @ 100	481,341
BBB	1,000	Resource Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.30%, 6/01/15, AMT	No Opt. Call	1,065,070
Baa3	2,250	SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,772,922
		Edl. Facs. Auth.,
BBB-	500	Local Hsg. RB, Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	539,140
BBB-	1,000	Local Hsg. RB, Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	1,117,920
BBB-	1,000	Univ. & Coll. Impvts. RB, Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	1,097,170
BBB+	630	Univ. & Coll. Impvts. RB, Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	711,818
AAA	500	Univ. & Coll. Impvts. RB, Montclair St. Univ. Proj., Ser. F, 5.00%, 7/01/32, FGIC	07/15 @ 100	536,770
AAA	500	Univ. & Coll. Impvts. RB, Ramapo Coll. Proj., Ser. I, 4.25%, 7/01/31	07/17 @ 100	495,465
AAA	4,000	Garden St. Pres. Trust, Recreational Fac. Impvts. RB, Ser. B, Zero Coupon, 11/01/27, FSA	No Opt. Call	1,666,360
		Hlth. Care Fac. Fing. Auth., Hlth. Hosp., & Nursing Home Impvts. RB,
A	2,000	Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	2,163,180
A+	2,000	Catholic Hlth. East. Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	2,127,040
A2	2,000	Kennedy Mem. Hosp.-Univ. Med. Proj., 5.625%, 7/01/31	07/11 @ 100	2,135,740
Baa1	500	South Jersey Hosp. Proj., Inc., 5.00%, 7/01/46	07/16 @ 100	522,405
Baa1	2,500[4]	South Jersey Hosp. Proj. Sys., 6.00%, 7/01/12	N/A	2,789,025
NR	2,500	Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Proj., Ser.
		B, 6.25%, 1/01/37	01/15 @ 100	2,596,800
AAA	800	Northern Burlington Cnty. Regl. Sch. Dist., GO, 4.125%, 3/01/28, MBIA	03/17 @ 100	797,152
		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB,
Caa1	130	Contl./Eastern LaGuardia Proj., 9.125%, 12/01/15, AMT	01/07 @ 100	135,551
AAA	1,500	Ser. 125, 5.00%, 4/15/32, FSA	04/12 @ 101	1,594,440
AAA	2,250	Ser. 126, 5.25%, 5/15/37, FGIC, AMT	05/12 @ 101	2,396,340
		Rahway Valley Swr. Auth., Swr. Impvts. RB, Cap. Apprec.,
AAA	1,250	Ser. A, Zero Coupon, 9/01/30, MBIA	No Opt. Call	454,238
AAA	650	Ser. A, Zero Coupon, 9/01/33, MBIA	No Opt. Call	206,213
BBB	4,000	Tobacco Settlement Fing. Corp., Pub. Impvts. Tobacco Settlement Funded RB, 6.125%,
		6/01/42	06/12 @ 100	4,395,400
AAA	1,000	Univ. of Med. & Dentistry of New Jersey, Univ. & Coll. Impvts. RB, Univ. of Med. &
		Dentistry Proj., Ser. A, 5.00%, 12/01/31, AMBAC	12/12 @ 100	1,058,910
				48,710,820
		Puerto Rico—18.9%
A3	2,250	Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,404,012
AAA	2,100[4]	Hwy. & Transp. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. D, 5.25%, 7/01/12	N/A	2,284,947

1

BlackRock New Jersey Municipal Bond Trust (BLJ) (continued)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		Puerto Rico—(cont'd)
		Pub. Bldgs. Auth., Pub. Impvts. Lease RB,
BBB	$ 1,685[4]	Ser. D, 5.25%, 7/01/12	N/A	$1,828,056
BBB	615	Ser. D, 5.25%, 7/01/27	07/12 @ 100	653,438
				7,170,453
		Total Long-Term Investments (cost $52,934,968)		58,211,893
	Shares
	(000)
		MONEY MARKET FUND—1.1%
NR	400	AIM Tax Free Cash Reserve Portfolio - Institutional Class, 3.39%, 12/01/06	N/A	400,000
		Total Investments —154.1% (cost $53,334,9685)		$58,611,893
		Liabilities in excess of other assets —(0.9)%		(329,892)
		Preferred shares at redemption value, including dividends payable —(53.2)%		(20,230,170)
		Net Assets Applicable to Common Shareholders—100%		$38,051,831

__________
[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2006, the Trust held 6.1% of its net assets, with a current market value of $2,330,620, in securities restricted as to resale.

[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Cost for federal income tax purposes is $53,310,546. The net unrealized appreciation on a tax basis is $5,301,347, consisting of $5,301,347 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
AMT	—	Subject to Alternative Minimum Tax	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	SA	—	Special Assessment
FSA	—	Financial Security Assurance	ST	—	Special Tax
GO	—	General Obligation

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock New Jersey Municipal Bond Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007